Segment Information - Reconciliation of Interest and Finance Costs (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Interest and finance costs	$ 14,707	$ 8,857	$ 172,132
Interest income	1,365	81	527
Interest for reportable segments
Segment Reporting Information [Line Items]
Interest and finance costs	14,707	8,857	177,655
Interest income	1,365	81	6,050
Elimination of intersegment interest
Segment Reporting Information [Line Items]
Interest and finance costs	0	0	(5,523)
Interest income	$ 0	$ 0	$ (5,523)